GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.2%
Automobiles & Components — 0.4%
Aptiv PLC (Jersey)	7	$665
BorgWarner, Inc.	239	10,368
Ford Motor Co.	148	1,376
General Motors Co.	456	16,690
Harley-Davidson, Inc.	14	521

		29,620

Banks — 0.8%
Bank of America Corp.	261	9,192
Citigroup, Inc.	63	5,033
Citizens Financial Group, Inc.	12	487
Comerica, Inc.	4	287
Fifth Third Bancorp	21	646
First Republic Bank	5	587
Huntington Bancshares, Inc.	30	452
JPMorgan Chase & Co.	242	33,735
KeyCorp.	28	567
M&T Bank Corp.	4	679
People’s United Financial, Inc.	12	203
PNC Financial Services Group, Inc. (The)	13	2,075
Regions Financial Corp.	27	463
SVB Financial Group*	2	502
Truist Financial Corp.	30	1,690
US Bancorp	46	2,727
Wells Fargo & Co.	123	6,617
Zions Bancorp NA	5	260

		66,202

Capital Goods — 12.5%
3M Co.	528	93,150
A.O. Smith Corp.	5	238
Allegion PLC (Ireland)	107	13,326
AMETEK, Inc.	264	26,331
Arconic, Inc.	499	15,354
Boeing Co. (The)	16	5,212
Caterpillar, Inc.	17	2,511
Cummins, Inc.	177	31,676
Deere & Co.	9	1,559
Dover Corp.	171	19,709
Eaton Corp. PLC (Ireland)	477	45,181
Emerson Electric Co.	705	53,763
Fastenal Co.	16	591
Flowserve Corp.	4	199
Fortive Corp.	101	7,715
Fortune Brands Home & Security, Inc.	161	10,520

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
General Dynamics Corp.	10	$1,764
General Electric Co.	251	2,801
Honeywell International, Inc.	825	146,025
Huntington Ingalls Industries, Inc.	2	502
IDEX Corp.	3	516
Illinois Tool Works, Inc.	14	2,515
Ingersoll-Rand PLC (Ireland)	277	36,819
Jacobs Engineering Group, Inc.	154	13,834
Johnson Controls International PLC (Ireland)	929	37,820
L3Harris Technologies, Inc.	9	1,781
Lockheed Martin Corp.	326	126,938
Masco Corp.	328	15,741
Northrop Grumman Corp.	191	65,698
PACCAR, Inc.	10	791
Parker-Hannifin Corp.	5	1,029
Pentair PLC (Ireland)	194	8,899
Quanta Services, Inc.	4	163
Raytheon Co.	196	43,069
Rockwell Automation, Inc.	4	811
Roper Technologies, Inc.	3	1,063
Snap-on, Inc.	3	508
Stanley Black & Decker, Inc.	5	829
Textron, Inc.	7	312
TransDigm Group, Inc.	62	34,720
United Rentals, Inc.*	3	500
United Technologies Corp.	996	149,161
Westinghouse Air Brake Technologies Corp.	8	622
WW Grainger, Inc.	2	677
Xylem, Inc.	6	473

		1,023,416

Commercial & Professional Services — 0.6%
Cintas Corp.	120	32,290
Copart, Inc.*	7	637
Equifax, Inc.	4	560
IHS Markit Ltd. (Bermuda)*	12	904
Nielsen Holdings PLC (United Kingdom)	11	223
Republic Services, Inc.	12	1,076
Robert Half International, Inc.	134	8,462
Rollins, Inc.	9	298
Verisk Analytics, Inc.	5	747

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Waste Management, Inc.	13	$1,481

		46,678

Consumer Durables & Apparel — 0.6%
Capri Holdings Ltd. (British Virgin Islands)*	5	191
DR Horton, Inc.	10	528
Garmin Ltd. (Switzerland)	8	780
Hanesbrands, Inc.	285	4,232
Hasbro, Inc.	4	422
Leggett & Platt, Inc.	152	7,726
Lennar Corp., Class A	91	5,077
Mohawk Industries, Inc.*	4	546
Newell Brands, Inc.	18	346
NIKE, Inc., Class B	44	4,458
NVR, Inc.*	1	3,808
PulteGroup, Inc.	8	310
PVH Corp.	87	9,148
Ralph Lauren Corp.	3	352
Tapestry, Inc.	10	270
Under Armour, Inc., Class C*	13	249
VF Corp.	15	1,495
Whirlpool Corp.	73	10,770

		50,708

Consumer Services — 0.3%
Carnival Corp. (Panama)	29	1,474
Chipotle Mexican Grill, Inc.*	2	1,674
Darden Restaurants, Inc.	4	436
H&R Block, Inc.	56	1,315
Hilton Worldwide Holdings, Inc.	9	998
Las Vegas Sands Corp.	22	1,519
Marriott International, Inc., Class A	9	1,363
McDonald’s Corp.	32	6,324
MGM Resorts International	15	499
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	10	584
Royal Caribbean Cruises Ltd. (Liberia)	6	801
Starbucks Corp.	34	2,989
Wynn Resorts Ltd.	3	417
Yum! Brands, Inc.	40	4,029

		24,422

Diversified Financials — 4.2%
American Express Co.	31	3,859

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Ameriprise Financial, Inc.	4	$666
Bank of New York Mellon Corp. (The)	27	1,359
Berkshire Hathaway, Inc., Class B*	436	98,754
BlackRock, Inc.	180	90,486
Capital One Financial Corp.	14	1,441
Cboe Global Markets, Inc.	3	360
Charles Schwab Corp. (The)	37	1,760
CME Group, Inc.	10	2,007
Discover Financial Services	13	1,103
E*TRADE Financial Corp.	7	318
Franklin Resources, Inc.	577	14,990
Goldman Sachs Group, Inc. (The)	11	2,529
Intercontinental Exchange, Inc.	21	1,944
Invesco. Ltd. (Bermuda)	523	9,404
MarketAxess Holdings, Inc.	2	758
Moody’s Corp.	217	51,518
Morgan Stanley	46	2,352
MSCI, Inc.	3	775
Nasdaq, Inc.	189	20,242
Northern Trust Corp.	6	637
Raymond James Financial, Inc.	4	358
S&P Global, Inc.	14	3,823
State Street Corp.	10	791
Synchrony Financial	19	684
T Rowe Price Group, Inc.	271	33,019

		345,937

Energy — 4.0%
Apache Corp.	11	281
Cabot Oil & Gas Corp.	15	261
Chevron Corp.	683	82,308
Cimarex Energy Co.	2	105
Concho Resources, Inc.	5	438
ConocoPhillips	415	26,987
Devon Energy Corp.	447	11,609
Diamondback Energy, Inc.	4	371
EOG Resources, Inc.	16	1,340
Exxon Mobil Corp.	927	64,686
Halliburton Co.	33	808
Helmerich & Payne, Inc.	118	5,361
Hess Corp.	8	534
HollyFrontier Corp.	187	9,483
Kinder Morgan, Inc.	66	1,397
Marathon Oil Corp.	30	407
Marathon Petroleum Corp.	749	45,127

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
National Oilwell Varco, Inc.	11	$276
Noble Energy, Inc.	14	348
Occidental Petroleum Corp.	28	1,154
ONEOK, Inc.	11	832
Phillips 66	513	57,153
Pioneer Natural Resources Co.	5	757
Schlumberger Ltd. (Curacao)	39	1,568
TechnipFMC PLC (United Kingdom)	516	11,063
Valero Energy Corp.	27	2,529
Williams Cos., Inc. (The)	34	806

		327,989

Food & Staples Retailing — 3.1%
Costco Wholesale Corp.	12	3,527
Kroger Co. (The)	24	696
Sysco Corp.	255	21,813
Walgreens Boots Alliance, Inc.	1,034	60,965
Walmart, Inc.	1,412	167,802

		254,803

Food, Beverage & Tobacco — 9.7%
Altria Group, Inc.	2,144	107,007
Archer-Daniels-Midland Co.	643	29,803
Brown-Forman Corp., Class B	13	879
Campbell Soup Co.	125	6,178
Coca-Cola Co. (The)	2,082	115,239
Conagra Brands, Inc.	18	616
Constellation Brands, Inc., Class A	8	1,518
General Mills, Inc.	698	37,385
Hershey Co. (The)	115	16,903
Hormel Foods Corp.	15	677
JM Smucker Co. (The)	4	417
Kellogg Co.	132	9,129
Kraft Heinz Co. (The)	1,409	45,271
Lamb Weston Holdings, Inc.	5	430
McCormick & Co., Inc., non-voting shares	15	2,546
Molson Coors Beverage Co., Class B	250	13,475
Mondelez International, Inc., Class A	1,653	91,047
Monster Beverage Corp.*	15	953
PepsiCo, Inc.	1,324	180,951
Philip Morris International, Inc.	1,615	137,420
Tyson Foods, Inc., Class A	11	1,001

		798,845

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — 3.0%
Abbott Laboratories	51	$4,430
ABIOMED, Inc.*	1	171
Align Technology, Inc.*	2	558
AmerisourceBergen Corp.	6	510
Anthem, Inc.	10	3,020
Baxter International, Inc.	14	1,171
Becton Dickinson and Co.	8	2,176
Boston Scientific Corp.*	40	1,809
Cardinal Health, Inc.	275	13,910
Centene Corp.*	229	14,397
Cerner Corp.	9	661
Cigna Corp.	10	2,045
Cooper Cos., Inc. (The)	2	643
CVS Health Corp.	1,501	111,509
Danaher Corp.	205	31,463
DaVita, Inc.*	167	12,530
DENTSPLY SIRONA, Inc.	6	340
Edwards Lifesciences Corp.*	6	1,400
HCA Healthcare, Inc.	10	1,478
Henry Schein, Inc.*	6	400
Hologic, Inc.*	7	365
Humana, Inc.	5	1,833
IDEXX Laboratories, Inc.*	3	783
Intuitive Surgical, Inc.*	3	1,773
Laboratory Corp. of America Holdings*	4	677
McKesson Corp.	7	968
Medtronic PLC (Ireland)	49	5,559
Quest Diagnostics, Inc.	156	16,659
ResMed, Inc.	4	620
STERIS PLC (Ireland)	2	305
Stryker Corp.	10	2,099
Teleflex, Inc.	2	753
UnitedHealth Group, Inc.	36	10,583
Universal Health Services, Inc., Class B	4	574
Varian Medical Systems, Inc.*	3	426
WellCare Health Plans, Inc.*	2	660
Zimmer Biomet Holdings, Inc.	6	898

		250,156

Household & Personal Products — 1.4%
Church & Dwight Co., Inc.	8	563
Clorox Co. (The)	4	614
Colgate-Palmolive Co.	864	59,478

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Coty, Inc., Class A	21	$236
Estee Lauder Cos., Inc. (The), Class A	13	2,685
Kimberly-Clark Corp.	13	1,788
Procter & Gamble Co. (The)	364	45,464

		110,828

Insurance — 1.6%
Aflac, Inc.	28	1,481
Allstate Corp. (The)	12	1,349
American International Group, Inc.	25	1,283
Aon PLC (United Kingdom)	9	1,875
Arthur J Gallagher & Co.	7	667
Assurant, Inc.	41	5,374
Chubb Ltd. (Switzerland)	14	2,179
Cincinnati Financial Corp.	189	19,873
Everest Re Group Ltd. (Bermuda)	2	554
Globe Life, Inc.	4	421
Hartford Financial Services Group, Inc. (The)	397	24,126
Lincoln National Corp.	6	354
Loews Corp.	10	525
Marsh & McLennan Cos., Inc.	583	64,952
MetLife, Inc.	27	1,376
Principal Financial Group, Inc.	8	440
Progressive Corp. (The)	28	2,027
Prudential Financial, Inc.	11	1,031
Travelers Cos., Inc. (The)	12	1,643
Unum Group	6	175
Willis Towers Watson PLC (Ireland)	4	808
WR Berkley Corp.	6	415

		132,928

Materials — 3.1%
Air Products & Chemicals, Inc.	7	1,645
Albemarle Corp.	3	219
Amcor PLC (Jersey)	465	5,041
Avery Dennison Corp.	97	12,690
Ball Corp.	380	24,575
Celanese Corp.	140	17,237
CF Industries Holdings, Inc.	7	334
Corteva, Inc.	28	828
Dow, Inc.	28	1,532
DuPont de Nemours, Inc.	718	46,096
Eastman Chemical Co.	5	396
Ecolab, Inc.	9	1,737

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
FMC Corp.	149	$14,873
Freeport-McMoRan, Inc.	41	538
International Flavors & Fragrances, Inc.	3	387
International Paper Co.	16	737
Linde PLC (Ireland)	243	51,735
LyondellBasell Industries NV, Class A (Netherlands)	15	1,417
Martin Marietta Materials, Inc.	2	559
Mosaic Co. (The)	439	9,500
Newmont Goldcorp Corp.	23	999
Nucor Corp.	10	563
Packaging Corp. of America	110	12,319
PPG Industries, Inc.	273	36,443
Sealed Air Corp.	5	199
Sherwin-Williams Co. (The)	4	2,334
Vulcan Materials Co.	4	576
Westrock Co.	297	12,744

		258,253

Media & Entertainment — 9.7%
Activision Blizzard, Inc.	29	1,723
Alphabet, Inc., Class A*	184	246,448
Charter Communications, Inc., Class A*	246	119,330
Comcast Corp., Class A	4,928	221,612
Discovery, Inc., Class A*	21	688
DISH Network Corp., Class A*	21	745
Electronic Arts, Inc.*	8	860
Facebook, Inc., Class A*	722	148,190
Fox Corp., Class A	717	26,579
Interpublic Group of Cos., Inc. (The)	14	323
Live Nation Entertainment, Inc.*	6	429
Netflix, Inc.*	12	3,883
News Corp., Class A	16	226
Omnicom Group, Inc.	252	20,417
Take-Two Interactive Software, Inc.*	3	367
Twitter, Inc.*	22	705
ViacomCBS, Inc., Class B	15	630
Walt Disney Co. (The)	52	7,521

		800,676

Pharmaceuticals, Biotechnology & Life Sciences — 9.3%
AbbVie, Inc.	1,325	117,316
Agilent Technologies, Inc.	9	768
Alexion Pharmaceuticals, Inc.*	255	27,578

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Allergan PLC (Ireland)	10	$1,912
Amgen, Inc.	477	114,990
Biogen, Inc.*	210	62,313
Bristol-Myers Squibb Co.	2,058	132,103
Eli Lilly & Co.	35	4,600
Gilead Sciences, Inc.	47	3,054
Illumina, Inc.*	4	1,327
Incyte Corp.*	6	524
IQVIA Holdings, Inc.*	6	927
Johnson & Johnson	442	64,474
Merck & Co., Inc.	1,277	116,143
Mettler-Toledo International, Inc.*	2	1,587
Mylan NV (Netherlands)*	209	4,201
PerkinElmer, Inc.	3	291
Perrigo Co. PLC (Ireland)	5	258
Pfizer, Inc.	2,654	103,984
Regeneron Pharmaceuticals, Inc.*	4	1,502
Thermo Fisher Scientific, Inc.	11	3,574
Vertex Pharmaceuticals, Inc.*	7	1,533
Waters Corp.*	2	467
Zoetis, Inc.	13	1,721

		767,147

Real Estate — 1.4%
Alexandria Real Estate Equities, Inc., REIT	4	646
American Tower Corp., REIT	12	2,758
Apartment Investment & Management Co., Class A, REIT	5	258
AvalonBay Communities, Inc., REIT	5	1,048
Boston Properties, Inc., REIT	5	689
CBRE Group, Inc., Class A*	388	23,781
Crown Castle International Corp., REIT	11	1,564
Digital Realty Trust, Inc., REIT	6	718
Duke Realty Corp., REIT	13	451
Equinix, Inc., REIT	3	1,751
Equity Residential, REIT	11	890
Essex Property Trust, Inc., REIT	2	602
Extra Space Storage, Inc., REIT	4	422
Federal Realty Investment Trust, REIT	3	386
Healthpeak Properties, Inc., REIT	15	517
Host Hotels & Resorts, Inc., REIT	21	390

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Iron Mountain, Inc., REIT	8	$255
Kimco Realty Corp., REIT	13	269
Mid-America Apartment Communities, Inc., REIT	49	6,461
Prologis, Inc., REIT	705	62,844
Public Storage, REIT	6	1,278
Realty Income Corp., REIT	13	957
Regency Centers Corp., REIT	5	315
SBA Communications Corp., REIT	3	723
Simon Property Group, Inc., REIT	8	1,192
SL Green Realty Corp., REIT	3	276
UDR, Inc., REIT	9	420
Ventas, Inc., REIT	11	635
Vornado Realty Trust, REIT	6	399
Welltower, Inc., REIT	12	981
Weyerhaeuser Co., REIT	22	664

		114,540

Retailing — 7.9%
Advance Auto Parts, Inc.	2	320
Amazon.com, Inc.*	131	242,067
AutoZone, Inc.*	28	33,357
Best Buy Co., Inc.	9	790
Booking Holdings, Inc.*	42	86,257
CarMax, Inc.*	5	438
Dollar General Corp.	124	19,342
Dollar Tree, Inc.*	9	846
eBay, Inc.	940	33,943
Expedia Group, Inc.	5	541
Gap, Inc. (The)	431	7,620
Genuine Parts Co.	168	17,847
Home Depot, Inc. (The)	532	116,178
Kohl’s Corp.	5	255
L Brands, Inc.	10	181
LKQ Corp.*	354	12,638
Lowe’s Cos., Inc.	29	3,473
Macy’s, Inc.	11	187
Nordstrom, Inc.	6	246
O’Reilly Automotive, Inc.*	2	877
Ross Stores, Inc.	13	1,513
Target Corp.	541	69,362
Tiffany & Co.	5	668
TJX Cos., Inc. (The)	46	2,809
Tractor Supply Co.	4	374

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Ulta Beauty, Inc.*	3	$759

		652,888

Semiconductors & Semiconductor Equipment — 0.9%
Advanced Micro Devices, Inc.*	34	1,559
Analog Devices, Inc.	10	1,188
Applied Materials, Inc.	39	2,381
Broadcom, Inc.	11	3,476
Intel Corp.	125	7,481
KLA Corp.	7	1,247
Lam Research Corp.	90	26,316
Maxim Integrated Products, Inc.	8	492
Microchip Technology, Inc.	7	733
Micron Technology, Inc.*	32	1,721
NVIDIA Corp.	17	4,000
Qorvo, Inc.*	112	13,018
QUALCOMM, Inc.	33	2,912
Skyworks Solutions, Inc.	6	725
Texas Instruments, Inc.	28	3,592
Xilinx, Inc.	7	684

		71,525

Software & Services — 6.8%
Accenture PLC, Class A (Ireland)	730	153,716
Adobe, Inc.*	13	4,288
Akamai Technologies, Inc.*	5	432
Alliance Data Systems Corp.	55	6,171
ANSYS, Inc.*	3	772
Autodesk, Inc.*	6	1,101
Automatic Data Processing, Inc.	16	2,728
Broadridge Financial Solutions, Inc.	5	618
Cadence Design Systems, Inc.*	8	555
Citrix Systems, Inc.	4	444
Cognizant Technology Solutions Corp., Class A	158	9,799
DXC Technology Co.	9	338
Fidelity National Information Services, Inc.	17	2,365
Fiserv, Inc.*	19	2,197
FleetCor Technologies, Inc.*	3	863
Fortinet, Inc.*	5	534
Gartner, Inc.*	3	462
Global Payments, Inc.	8	1,460
International Business Machines Corp.	38	5,094
Intuit, Inc.	10	2,619

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Jack Henry & Associates, Inc.	3	$437
Leidos Holdings, Inc.	163	15,956
Mastercard, Inc., Class A	29	8,659
Microsoft Corp.	987	155,650
NortonLifeLock, Inc.	17	434
Oracle Corp.	2,705	143,311
Paychex, Inc.	14	1,191
PayPal Holdings, Inc.*	44	4,759
salesforce.com, Inc.*	25	4,066
ServiceNow, Inc.*	5	1,412
Synopsys, Inc.*	4	557
VeriSign, Inc.*	4	771
Visa, Inc., Class A	81	15,220
Western Union Co. (The)	485	12,988

		561,967

Technology Hardware & Equipment — 8.6%
Amphenol Corp., Class A	12	1,299
Apple, Inc.	1,375	403,769
Arista Networks, Inc.*	3	610
CDW Corp.	6	857
Cisco Systems, Inc.	4,713	226,035
Corning, Inc.	22	640
F5 Networks, Inc.*	3	419
FLIR Systems, Inc.	4	208
Hewlett Packard Enterprise Co.	38	603
HP, Inc.	1,675	34,421
IPG Photonics Corp.*	2	290
Juniper Networks, Inc.	12	296
Keysight Technologies, Inc.*	5	513
Motorola Solutions, Inc.	7	1,128
NetApp, Inc.	8	498
Seagate Technology PLC (Ireland)	8	476
TE Connectivity Ltd. (Switzerland)	273	26,164
Western Digital Corp.	8	508
Xerox Holdings Corp.	253	9,328
Zebra Technologies Corp., Class A*	2	511

		708,573

Telecommunication Services — 6.0%
AT&T, Inc.	6,293	245,930
CenturyLink, Inc.	398	5,258
T-Mobile US, Inc.*	25	1,960
Verizon Communications, Inc.	3,843	235,960

		489,108

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Concluded)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 1.9%
Alaska Air Group, Inc.	143	$9,688
American Airlines Group, Inc.	13	373
CH Robinson Worldwide, Inc.	5	391
CSX Corp.	425	30,753
Delta Air Lines, Inc.	747	43,685
Expeditors International of Washington, Inc.	7	546
FedEx Corp.	10	1,512
JB Hunt Transport Services, Inc.	4	467
Kansas City Southern	4	613
Norfolk Southern Corp.	10	1,941
Old Dominion Freight Line, Inc.	2	380
Southwest Airlines Co.	608	32,820
Union Pacific Corp.	20	3,616
United Airlines Holdings, Inc.*	255	22,463
United Parcel Service, Inc., Class B	24	2,809

		152,057

Utilities — 1.4%
AES Corp.	190	3,781
Alliant Energy Corp.	7	383
Ameren Corp.	7	538
American Electric Power Co., Inc.	14	1,323
American Water Works Co., Inc.	5	614
Atmos Energy Corp.	4	447
CenterPoint Energy, Inc.	14	382
CMS Energy Corp.	11	691
Consolidated Edison, Inc.	9	814
Dominion Energy, Inc.	23	1,905
DTE Energy Co.	5	649
Duke Energy Corp.	21	1,915
Edison International	10	754

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Entergy Corp.	6	$719
Evergy, Inc.	9	586
Eversource Energy	9	766
Exelon Corp.	28	1,277
FirstEnergy Corp.	15	729
NextEra Energy, Inc.	14	3,390
NiSource, Inc.	10	278
NRG Energy, Inc.	291	11,567
Pinnacle West Capital Corp.	3	270
PPL Corp.	20	718
Public Service Enterprise Group, Inc.	19	1,122
Sempra Energy	11	1,666
Southern Co. (The)	1,196	76,185
WEC Energy Group, Inc.	9	830
Xcel Energy, Inc.	15	952

		115,251

TOTAL COMMON STOCKS (Cost $7,411,047)		8,154,517

TOTAL INVESTMENTS - 99.2% (Cost $7,411,047)		$8,154,517

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		61,692

NET ASSETS - 100.0%		$8,216,209

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2019.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.